RECLAMATION BOND DEPOSIT	3 Months Ended
Mar. 31, 2022
Environmental Remediation Obligations [Abstract]
RECLAMATION BOND DEPOSIT	RECLAMATION BOND DEPOSIT
The Nevada Revised Statutes and Regulations require a surety bond to be posted for mining projects so that after the completion of such mining projects the sites are left safe, stable and capable of productive post-mining uses. The bond is intended to cover the estimated costs required to safely reclaim the natural environment to the regulatory standards established by the State of Nevada’s Division of Environmental Protection. Accordingly, the Company has a $6.8 million reclamation surety bond through the Lexon Surety Group (“Lexon”) with the State of Nevada’s Bureau of Mining Regulation and Reclamation at December 31, 2021. The Company also has a $0.5 million surety bond with Storey County for mine reclamation at December 31, 2021. As part of the surety agreement, the Company agreed to pay a 2.0% annual bonding fee. The total cash collateral, per the surety agreement, was $2.6 million at December 31, 2021, and 2020.
The reclamation bond deposit at December 31, 2021 and 2020 consisted of the following:

	December 31, 2021	December 31, 2020
Lexon surety bond cash collateral	2,589,008	2,588,768
Other cash reclamation bond deposits	106,936	106,936
Total reclamation bond deposit	$2,695,944	$2,695,704
The Lexon collateral at December 31, 2021 and 2020 includes earned income of $89,009 and $88,768 respectively, which has been left on deposit at BNY Mellon. The total cash collateral is a component of the reclamation bond deposit on the consolidated balance sheets at the years ended December 31, 2021 and 2020.
RECLAMATION BOND DEPOSITThe Nevada Revised Statutes and Regulations require a surety bond to be posted for mining projects so that after the completion of such mining projects the sites are left safe, stable and capable of productive post-mining uses. The bond is intended to cover the estimated costs required to safely reclaim the natural environment to the regulatory standards established by the State of Nevada’s Division of Environmental Protection. Accordingly, the Company has a $6.8 million reclamation surety bond through the Lexon Surety Group (“Lexon”) with the State of Nevada’s Bureau of Mining Regulation and Reclamation at March 31, 2022. The Company also has a $0.5 million surety bond with Storey County for mine reclamation at March 31, 2022. As part of the surety agreement, the Company agreed to pay a 2.0% annual bonding fee. The total cash collateral, per the surety agreement, was $2.6 million at March 31, 2022, and December 31, 2021.
The reclamation bond deposit at March 31, 2022 and December 31, 2021 consisted of the following:

	March 31, 2022	December 31, 2021
Lexon surety bond cash collateral	2,589,072	2,589,008
Other cash reclamation bond deposits	106,936	106,936
Total reclamation bond deposit	$2,696,008	$2,695,944
The Lexon collateral at March 31, 2022 and 2021 includes earned income of $89,072 and $89,008 respectively, which has been left on deposit at BNY Mellon. The total cash collateral is a component of the reclamation bond deposit on the condensed consolidated balance sheets at March 31, 2022 and December 31, 2021.